Insuranse - Disclosure of types of insurance contracts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operational risks and loss of profits
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	R$ 800,000	R$ 700,000
Civil liability - third parties
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	322,408	309,984
Fire - inventories
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	170,000	150,000
Theft - inventories
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	20,000	20,000
Civil liability - general
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	30,000	20,000
Civil liability - vehicles
Disclosure of types of insurance contracts [line items]
Assets under insurance contracts and reinsurance contracts issued	R$ 2,000	R$ 2,000